ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 4. ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES

Accounts payable, accrued liabilities and other payables are comprised of the following:

	September 30, 2017	September 30, 2016
Accounts Payable	$256,242	$186,341
Accrued Liabilities and Other Payables	298,700	136,250
TOTAL	$554,942	$322,591

The accounts payable balance consists of amount payable to individual and service providers for their professional services provided.

The balance at September 30, 2017 includes $181,543, accounting for 70% of the Company’s total accounts payable, being payable to an individual for her professional services, $29,600, accounting for 12% of the Company’s total accounts payable, to service provider A for technical services, and $45,000, accounting for 18% of the Company’s total accounts payable, to service provider B for his professional services.

The balance at September 30, 2016 includes $111,307, accounting for 60% of the Company’s total accounts payable, being payable to an individual for her professional services, $29,600, accounting for 16% of the Company’s total accounts payable, to service provider A for technical services, and $45,000, accounting for 24% of the Company’s total accounts payable, to service provider B for his professional services.

Items included in the balances are payroll accrual, amount advanced from employees, credit card liabilities, and accrued expenses for services received. As of September 30, 2017, the balance includes advances from individuals of $65,941, and payroll liabilities of $78,793. As of September 30, 2016, the balance includes advances from individuals of $0, and payroll liabilities of $26,967.